Derivative Instruments (Details 5) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	$ (3)	$ 0
Effective portion recorded in OCI	(141)	706
Cash Flow Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	17	(62)
Effective portion recorded in OCI	247	767
Foreign Exchange Contract [Member] | Net Investment Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	(139)	(112)
Effective portion recorded in OCI	(30)	(259)
Net Investment Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	(139)	(112)
Effective portion recorded in OCI	11	(259)
Foreign Currency Denominated Debt [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	0
Effective portion recorded in OCI	$ 41